Prepaid Expenses, Rental Deposits and Other Receivables	12 Months Ended
Aug. 31, 2025
Prepaid Expenses, Rental Deposits and Other Receivables [Abstract]
PREPAID EXPENSES, RENTAL DEPOSITS AND OTHER RECEIVABLES

6. PREPAID EXPENSES, RENTAL DEPOSITS AND OTHER RECEIVABLES

Prepaid expenses, rental deposits and other receivables, consisted of the following:

	As of August 31,
	2025	2024
Prepaid insurance expenses	$8,022	$8,404
Prepayments for promotion expenses	2,750	—
Prepayments for repair and maintenance fee	3,291	5,240
Prepaid general IT expense	11,897	11,471
Rental deposits – current	359,319	92,523
Others	16,211	7,893
Total	$401,490	$125,531